Trade Payables	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
TRADE PAYABLES
NOTE 11:-	TRADE PAYABLES

	December 31,
	2019	2018

Accrued expenses	$525	$640
Open debts	339	978

	$864	$1,618